Document And Entity Information	Apr. 13, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 13, 2022
Entity Registrant Name	Turning Point Therapeutics, Inc.
Entity Central Index Key	0001595893
Entity Emerging Growth Company	false
Entity File Number	001-38871
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-3826166
Entity Address, Address Line One	10628 Science Center Drive, Ste. 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	926-5251
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	TPTX
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One